Share Capital and Share Premium (Details Narrative)		1 Months Ended	2 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended		11 Months Ended		12 Months Ended
	Jan. 13, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) $ / shares shares	Apr. 23, 2019 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jul. 27, 2020 USD ($) shares	Jul. 21, 2020 USD ($) $ / shares shares	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 09, 2020 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Mar. 13, 2019 $ / shares
Disclosure of classes of share capital [line items]
Voting Rights														Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Increase (decrease) in number of shares outstanding | shares									342,857
Par value per share | $ / shares														$ 0.004
Borrowings | $														$ 31,303,000	$ 36,552,000
Exercise price of outstanding share options | $ / shares									$ 35
Proceeds From Warrant Exercises | $														25,000	194,000	$ 0
Proceeds from issuing shares | $														89,580,000	49,317,000	0
Share issue related cost | $														401,000	1,079,000
Share premium | $														$ 284,406,000	$ 195,102,000	$ 145,527,000
Convertible Note [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares															$ 0.004	$ 0.004				$ 0.004
Borrowings | $															$ 1,168,000	$ 1,789,000
Debt Instrument Convertible Conversion Price | $ / shares															$ 100
Number of shares issued | shares															11,678	8,676
Firment Shipping Inc. [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						11,322
Par value per share | $ / shares						$ 0.004
Borrowings | $						$ 3,100,000
Interest payable | $						$ 70,000
Debt Instrument Convertible Conversion Price | $ / shares						$ 280
Maxim Group LLC [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									51,393
Par value per share | $ / shares									$ 0.004
Exercise price of outstanding share options | $ / shares									$ 35
Option life, share options granted									5
Proceeds from exercise of options | $									$ 12,695,000
Maxim Group LLC [member] | 45-day option [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									51,429
Par value per share | $ / shares									$ 0.004
Number Of Shares Called By Warrants | shares									51,429
Institutional investors [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		2,155,000		3,850,000	8,900,000								1,256,765
Par value per share | $ / shares		$ 0.004		$ 0.004	$ 0.004								$ 0.004
Proceeds from issuing shares | $		$ 15,108,000		$ 27,891,000	$ 46,581,000							$ 11,159,000
Share issue related cost | $		$ 120,000		$ 152,000	$ 129,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares														12,178	2,812	180
Par value per share | $ / shares														$ 0.004		$ 0.004
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																$ 0.001
Number of shares outstanding | shares																0
Class B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			10,000				50			250
Par value per share | $ / shares			$ 0.001				$ 0.001
Issue of preferred shares | $			$ 130,000				$ 150,000			$ 150,000
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.004	$ 0.004
Number Of Shares Called By Warrants | shares														388,700
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity | shares															5,550
Proceeds From Warrant Exercises | $														$ 194,000
Number Of Warrants Outstanding | shares															388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								458,500			833,333
Par value per share | $ / shares								$ 0.004			$ 0.004
Exercise price of outstanding share options | $ / shares											$ 18
Number Of Shares Called By Warrants | shares								458,500			833,333				1,291,833
Proceeds From Warrant Exercises | $								$ 11,513,000			$ 13,950,000
Number Of Warrants Outstanding | shares															1,291,833
Purchase price of outstanding warrants | $ / shares								$ 27			$ 18
PP Warrants [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares								30
PP Warrants [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares								$ 18
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares														$ 0.01
Number Of Shares Called By Warrants | shares															130,000
Proceeds from exercise of options | $	$ 1,300														$ 250
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity | shares	130,000
Number Of Warrants Outstanding | shares															130,000
Pre-funded warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004		$ 0.004	$ 0.004							$ 0.004
Number Of Shares Called By Warrants | shares		445,000		950,000	1,100,000							155,000
December Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants | shares														1,270,587
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares												$ 8.50
Number Of Shares Called By Warrants | shares												1,270,587
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $														$ 5,000
Number Of Warrants Outstanding | shares																			1,950,000
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004
Exercise price of outstanding share options | $ / shares		$ 6.25
Number Of Shares Called By Warrants | shares		1,950,000
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $														10,000
Number Of Warrants Outstanding | shares																		4,800,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.004
Exercise price of outstanding share options | $ / shares				$ 6.25
Number Of Shares Called By Warrants | shares				4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $														$ 11,000
Number Of Warrants Outstanding | shares																	10,000,000
June 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.004
Exercise price of outstanding share options | $ / shares					$ 5.00
Number Of Shares Called By Warrants | shares					10,000,000